Shareholders equity - Treasury shares (Details) - BRL (R$)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Balance, Beginning of the period	24,875,787,000	24,875,787,000	34,765,600,000
Exercised	(1,005,113,000)	(372,160,000)
Repurchase	51,115,300,000	3,705,200,000
Stock canceled During Period, Shares	(60,000,000,000)
Treasury Stock, Number of Shares		28,208,827,000	24,875,787,000	34,765,600,000
Weighted Average Price Per Share, Treasury Shares	R$ 53.84	R$ 53.84	R$ 42.69
Exercised	47.55	53.66
Repurchase	54.91	51.80
Canceled	R$ 48.40
Weighted Average Price Per Share, Treasury Shares		R$ 53.57	R$ 53.84	R$ 42.69
Treasury shares	R$ 1,339,197,000	R$ 1,339,197,000	R$ 1,484,014,000
Exercised	(47,794,000)	(19,969,000)
Repurchase	2,806,764,000	191,918,000	2,806,764,000	R$ 880,914,000
Canceled	(2,903,787,000)
Treasury shares		1,511,146,000	1,339,197,000	1,484,014,000
Market Value Of Treasury Shares	1,536,826,000	1,536,826,000	1,934,010,000
Exercised		(20,251,000)	(54,213,000)
Repurchase	2,806,764,000	191,918,000
Canceled	R$ (3,238,200,000)
Market Value Of Treasury Shares		R$ 1,451,344,000	R$ 1,536,826,000	R$ 1,934,010,000